Share capital	12 Months Ended
Dec. 31, 2023
Share capital.
Share capital

24 Share capital

		Allotted, called-up and fully paid
	2023	2022	2021
	$m	$m	$m
Issued Ordinary Shares ($0.25 each)	388	387	387
Redeemable Preference Shares (£1 each – £50,000)	–	–	–
At 31 December	388	387	387

The Redeemable Preference Shares carry limited class voting rights and no dividend rights. This class of shares is capable of redemption at par at the option of the Company on the giving of seven days’ written notice to the registered holder of the shares.

The Company does not have a limited amount of authorised share capital.

The movements in the number of Ordinary Shares during the year can be summarised as follows:

			No. of shares
	2023	2022	2021
At 1 January	1,549,800,030	1,549,400,665	1,312,668,724
Issue of share capital (business combinations)	–	–	236,321,411
Issue of shares (share schemes)	362,596	399,365	410,530
At 31 December	1,550,162,626	1,549,800,030	1,549,400,665

Share issues

Issue of share capital (business combinations) represents share capital issued as part of the acquisition of Alexion (see Note 27).

Share repurchases

No Ordinary Shares were repurchased by the Company in 2023 (2022: nil; 2021: nil).

Shares held by subsidiaries

No shares in the Company were held by subsidiaries in any year.